Note 10 - Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2017
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
$

Year ending December 31, 2017	54
Year ending December 31, 2018	65

Total	119